Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	$ 440,524	$ 376,183	$ 234,112	$ 190,167
Trade accounts receivable-Net	235,783	189,293
Inventories-Net	320,503	265,317
Deferred income taxes	29,134	30,844
Prepaid expenses and other	24,587	8,655
Total current assets	1,050,531	870,292
PROPERTY, PLANT AND EQUIPMENT-Net	172,737	150,800
GOODWILL	3,035,502	2,595,747	1,571,664
TRADEMARKS AND TRADE NAMES	467,614	344,942
OTHER INTANGIBLE ASSETS-Net	655,996	483,424
DEBT ISSUE COSTS-Net	62,190	59,007
OTHER	15,047	9,424
TOTAL ASSETS	5,459,617	4,513,636
Current portion of long-term debt	20,500	15,500
Accounts payable	74,178	62,110
Accrued liabilities	139,237	129,249
Total current liabilities	233,915	206,859
LONG-TERM DEBT	3,598,625	3,122,875
DEFERRED INCOME TAXES	356,896	310,451
OTHER NON-CURRENT LIABILITIES	51,347	62,502
Total liabilities	4,240,783	3,702,687
STOCKHOLDERS' EQUITY	1,218,834	810,949	592,979	819,162
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,459,617	4,513,636
TransDigm Group
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	20,100	5,695	4,884	15,388
Total current assets	20,100	5,695
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	1,198,734	805,254
TOTAL ASSETS	1,218,834	810,949
STOCKHOLDERS' EQUITY	1,218,834	810,949
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,218,834	810,949
TransDigm Inc.
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	406,891	360,074	226,200	173,630
Trade accounts receivable-Net	12,261	11,183
Inventories-Net	23,410	23,311
Deferred income taxes	29,134	23,248
Prepaid expenses and other	9,585	2,571
Total current assets	481,281	420,387
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	4,720,602	3,746,531
PROPERTY, PLANT AND EQUIPMENT-Net	15,685	15,903
GOODWILL	85,680	81,736
TRADEMARKS AND TRADE NAMES	19,377	19,376
OTHER INTANGIBLE ASSETS-Net	8,151	8,760
DEBT ISSUE COSTS-Net	62,190	59,007
OTHER	2,750	2,415
TOTAL ASSETS	5,395,716	4,354,115
Current portion of long-term debt	20,500	15,500
Accounts payable	10,068	8,071
Accrued liabilities	68,808	58,086
Total current liabilities	99,376	81,657
LONG-TERM DEBT	3,598,625	3,122,875
DEFERRED INCOME TAXES	356,896	199,610
OTHER NON-CURRENT LIABILITIES	24,083	26,717
Total liabilities	4,078,980	3,430,859
STOCKHOLDERS' EQUITY	1,316,736	923,256
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,395,716	4,354,115
Subsidiary Guarantors
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	4,494	2,115	3,028	1,149
Trade accounts receivable-Net	207,537	170,420
Inventories-Net	272,180	233,726
Deferred income taxes		7,596
Prepaid expenses and other	12,626	5,451
Total current assets	496,837	419,308
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	2,055,938	1,557,736
PROPERTY, PLANT AND EQUIPMENT-Net	144,177	129,566
GOODWILL	2,872,483	2,478,780
TRADEMARKS AND TRADE NAMES	416,490	313,280
OTHER INTANGIBLE ASSETS-Net	614,225	459,615
OTHER	(27,249)	7,010
TOTAL ASSETS	6,572,901	5,365,295
Accounts payable	54,054	49,944
Accrued liabilities	64,250	68,333
Total current liabilities	118,304	118,277
DEFERRED INCOME TAXES		110,841
OTHER NON-CURRENT LIABILITIES	26,480	35,785
Total liabilities	144,784	264,903
STOCKHOLDERS' EQUITY	6,428,117	5,100,392
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,572,901	5,365,295
Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	9,039	8,299
Trade accounts receivable-Net	17,486	8,484
Inventories-Net	25,397	8,264
Prepaid expenses and other	2,376	633
Total current assets	54,298	25,680
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	43,745	(8,494)
PROPERTY, PLANT AND EQUIPMENT-Net	12,875	5,331
GOODWILL	77,339	35,231
TRADEMARKS AND TRADE NAMES	31,747	12,286
OTHER INTANGIBLE ASSETS-Net	33,620	15,049
OTHER	39,546	(1)
TOTAL ASSETS	293,170	85,082
Accounts payable	11,553	4,889
Accrued liabilities	6,179	2,830
Total current liabilities	17,732	7,719
OTHER NON-CURRENT LIABILITIES	784
Total liabilities	18,516	7,719
STOCKHOLDERS' EQUITY	274,654	77,363
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	293,170	85,082
Elimination
Supplemental Guarantor Information [Line Items]
Trade accounts receivable-Net	(1,501)	(794)
Inventories-Net	(484)	16
Total current assets	(1,985)	(778)
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	(8,019,019)	(6,101,027)
TOTAL ASSETS	(8,021,004)	(6,101,805)
Accounts payable	(1,497)	(794)
Total current liabilities	(1,497)	(794)
Total liabilities	(1,497)	(794)
STOCKHOLDERS' EQUITY	(8,019,507)	(6,101,011)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ (8,021,004)	$ (6,101,805)